FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Liabilities Measured on Recurring Basis
The following table presents our assets and liabilities measured at fair value on a recurring basis at December 31, 2021:

		Fair Value Measurements at
		December 31, 2021
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Tonogold common shares	$910,558	$910,558	$—	$—
Tonogold note receivable	7,255,000	—	—	7,255,000
LPB derivative asset	342,000	—	342,000	—
Other equity securities	15,260	15,260	—	—
Total assets measured at fair value	$8,522,818	$925,818	$342,000	$7,255,000

Liabilities:
LINICO acquisition derivative liability	$(2,743,162)	$(2,743,162)	$—	$—
GenMat derivative	$(6,130,000)	$—	$(6,130,000)	$—
Total liabilities measured at fair value	$(8,873,162)	$(2,743,162)	$(6,130,000)	$—
The following table presents our assets and liabilities at December 31, 2020, which are measured at fair value on a recurring basis:

		Fair Value Measurements at
		December 31, 2020
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Tonogold common shares	$3,939,558	$3,939,558	$—	$—
Tonogold note receivable	5,498,500	—	—	5,498,500
MCU derivative asset	265,127	—	265,127	—
Other equity securities	40,165	—	40,165	—
Total assets measured at fair value	$9,743,350	$3,939,558	$305,292	$5,498,500
The following table presents our assets and liabilities measured at fair value on a recurring basis at March 31, 2022:

		Fair Value Measurements at
		March 31, 2022
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Tonogold common shares	$1,100,293	$1,100,293	$—	$—
Other equity securities	7,449	7,449	—	—
Total assets measured at fair value	$1,107,742	$1,107,742	$—	$—

Liabilities:
LINICO acquisition derivative liability	$(1,413,162)	$—	$(1,413,162)	$—
GenMat derivative liability	(4,990,000)	—	(4,990,000)	—
Total liabilities measured at fair value	$(6,403,162)	$—	$(6,403,162)	$—
The following table presents our assets and liabilities at December 31, 2021, which are measured at fair value on a recurring basis:

		Fair Value Measurements at
		December 31, 2021
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Tonogold common shares	$910,559	$910,559	$—	$—
Tonogold note receivable	7,255,000	—	—	7,255,000
MCU derivative asset	342,000	—	342,000	—
Other equity securities	15,260	15,260	—	—
Total assets measured at fair value	$8,522,819	$925,819	$342,000	$7,255,000

Liabilities:
LINICO acquisition derivative liability	$(2,743,162)	$—	$(2,743,162)	$—
GenMat derivative liability	(6,130,000)	—	(6,130,000)	—
Total liabilities measured at fair value	$(8,873,162)	$—	$(8,873,162)	$—

Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation	The following table provides reconciliation between the beginning and ending balance of investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	12/31/21	12/31/20
Beginning Balance	$5,498,500	$9,080,000
Total change in fair value recognized in earnings
Tonogold convertible preferred shares	—	(2,544,000)
Tonogold contingent forward asset	—	765,880
Tonogold note receivable	(418,500)	(642,997)
	(418,500)	(2,421,117)
Additions
Tonogold contingent forward asset	—	1,232,952
Tonogold note receivable	2,175,000	6,141,497
	2,175,000	7,374,449
Transfers
Conversion of Tonogold convertible preferred shares to Tonogold common	—	(3,920,000)
Deductions:
Redemption of Tonogold convertible preferred shares	—	(2,616,000)
Settlement of Tonogold contingent forward asset	—	(1,998,832)
	—	(4,614,832)
Ending balance	$7,255,000	$5,498,500